Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings		$ 41,224		$ 46,649		$ 63,958
Other comprehensive (loss) income
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[1]	(3,057)	[2]	1,433	[3]	1,608	[4]
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		(503)		(531)		0
Deferred tax benefit due to enactment of US tax reform legislation (Note 5)		0		0		116
Change in cumulative translation adjustments		(7,798)		(153)		4,734
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[5]	10,235	[6]	(9,421)		0
Items that will be reclassified subsequently to net earnings		(1,123)		(8,672)		6,458
Remeasurement of defined benefit liability (Note 20)	[7]	589	[8]	2,286	[9]	89	[10]
Deferred tax expense due to enactment of US tax reform legislation (Note 5)		0		0		(714)
Items that will not be reclassified subsequently to net earnings		589		2,286		(625)
Other comprehensive (loss) income		(534)		(6,386)		5,833
Comprehensive income for the year		40,690		40,263		69,791
Comprehensive income (loss) for the year attributable to:
Company shareholders		40,783		40,828		69,777
Non-controlling interests		(93)		(565)		14
Comprehensive income for the year		$ 40,690		$ 40,263		$ 69,791

[1]	Presented net of deferred income tax (benefit) expense of ($359) in 2019, ($463) in 2018 and $750 in 2017.
[2]	Presented net of deferred income tax benefit of $359.
[3]	Presented net of deferred income tax benefit of $463.
[4]	Presented net of deferred income tax expense of $750.
[5]	Presented net of deferred income tax expense of $45 in 2019, nil in 2018 and 2017.
[6]	Presented net of deferred income tax expense of $45.
[7]	Presented net of deferred income tax expense of $173 in 2019, $730 in 2018, and $213 in 2017.
[8]	Presented net of deferred income tax expense of $173.
[9]	Presented net of deferred income tax expense of $730.
[10]	Presented net of deferred income tax expense of $213.